INCOME TAXES (Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ 1,630	$ (6,280)	$ (7,603)
Income tax benefit (expense)
Current: The Netherlands
Current: Subsidiaries outside of the Netherlands, net of $0, $1,125 and $0 in income tax benefit (expense) related to prior period income tax positions in 2014, 2013 and 2012, respectively	(107)	1,057	(235)
Total current income tax benefit (expense)	(107)	1,057	(235)
Deferred: The Netherlands
Deferred: Subsidiaries outside of the Netherlands	17	(31)	12
Total income tax benefit (expense)	(90)	1,026	(223)
Income tax benefit (expense) related to prior period income tax positions	0	1,125	0
The Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	3,574	(4,662)	(6,899)
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Loss before equity loss from investment in affiliate and income tax benefit (expense)	$ (1,944)	$ (1,618)	$ (704)